Bonds Payable (Details) - Schedule of bonds payable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bonds payable
Bonds payable, Total		$ 29,915
Long – term bonds payable
Long-term bonds payable, Total	73,147	73,147
Third-party investors [Member]
Bonds payable
Bonds payable, Total		29,915
Huzhou Saiyuan [Member]
Long – term bonds payable
Long-term bonds payable, Total	$ 73,147	$ 73,147